Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026729
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class A Shares
Trading Symbol	KAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$210	1.95%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$9,450	$10,000	$10,000	$10,000
10/31/2016	$9,617	$10,424	$10,040	$9,907
10/31/2017	$12,211	$12,924	$12,675	$12,496
10/31/2018	$13,632	$13,776	$13,454	$13,144
10/31/2019	$16,267	$15,635	$16,001	$14,976
10/31/2020	$19,799	$17,222	$19,382	$18,094
10/31/2021	$24,227	$24,782	$27,024	$25,773
10/31/2022	$16,405	$20,688	$19,204	$18,130
10/31/2023	$15,616	$22,422	$19,847	$18,041
10/31/2024	$21,143	$30,910	$27,522	$24,251
10/31/2025	$24,383	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	8.98%	3.08%	9.32%
Class A Shares without sales load	15.33%	4.25%	9.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,137,447,192
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 62,957,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,137,447,192 Number of Investments144 Portfolio Turnover28% Total Advisory Fees Paid$62,957,000
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026731
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class C Shares
Trading Symbol	KAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$264	2.46%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,115	$10,424	$10,040	$9,907
10/31/2017	$12,767	$12,924	$12,675	$12,496
10/31/2018	$14,189	$13,776	$13,454	$13,144
10/31/2019	$16,874	$15,635	$16,001	$14,976
10/31/2020	$20,410	$17,222	$19,382	$18,094
10/31/2021	$24,860	$24,782	$27,024	$25,773
10/31/2022	$16,721	$20,688	$19,204	$18,130
10/31/2023	$15,892	$22,422	$19,847	$18,041
10/31/2024	$21,516	$30,910	$27,522	$24,251
10/31/2025	$24,814	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	13.85%	3.74%	9.51%
Class C Shares without sales load	14.85%	3.74%	9.51%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,137,447,192
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 62,957,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,137,447,192 Number of Investments144 Portfolio Turnover28% Total Advisory Fees Paid$62,957,000
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000176447
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Institutional Shares
Trading Symbol	KAUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$158	1.46%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,176	$10,424	$10,040	$9,907
10/31/2017	$12,979	$12,924	$12,675	$12,496
10/31/2018	$14,575	$13,776	$13,454	$13,144
10/31/2019	$17,486	$15,635	$16,001	$14,976
10/31/2020	$21,352	$17,222	$19,382	$18,094
10/31/2021	$26,255	$24,782	$27,024	$25,773
10/31/2022	$17,862	$20,688	$19,204	$18,130
10/31/2023	$17,109	$22,422	$19,847	$18,041
10/31/2024	$23,245	$30,910	$27,522	$24,251
10/31/2025	$27,006	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	16.18%	4.81%	10.44%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,137,447,192
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 62,957,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,137,447,192 Number of Investments144 Portfolio Turnover28% Total Advisory Fees Paid$62,957,000
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026732
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class R Shares
Trading Symbol	KAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$210	1.95%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,176	$10,424	$10,040	$9,907
10/31/2017	$12,915	$12,924	$12,675	$12,496
10/31/2018	$14,416	$13,776	$13,454	$13,144
10/31/2019	$17,225	$15,635	$16,001	$14,976
10/31/2020	$20,951	$17,222	$19,382	$18,094
10/31/2021	$25,623	$24,782	$27,024	$25,773
10/31/2022	$17,338	$20,688	$19,204	$18,130
10/31/2023	$16,505	$22,422	$19,847	$18,041
10/31/2024	$22,334	$30,910	$27,522	$24,251
10/31/2025	$25,787	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	15.46%	4.24%	9.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,137,447,192
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 62,957,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,137,447,192 Number of Investments144 Portfolio Turnover28% Total Advisory Fees Paid$62,957,000
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000055072
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class A Shares
Trading Symbol	KLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$123	1.08%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$9,452	$10,000	$10,000	$10,000
10/31/2016	$9,483	$10,424	$10,228	$9,992
10/31/2017	$11,755	$12,924	$13,267	$12,652
10/31/2018	$12,632	$13,776	$14,688	$13,738
10/31/2019	$15,507	$15,635	$17,200	$15,722
10/31/2020	$18,630	$17,222	$22,226	$19,623
10/31/2021	$24,491	$24,782	$31,830	$27,393
10/31/2022	$17,119	$20,688	$24,001	$19,566
10/31/2023	$19,059	$22,422	$28,549	$22,262
10/31/2024	$26,265	$30,910	$41,044	$31,414
10/31/2025	$33,788	$37,343	$53,572	$39,382

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	21.59%	11.38%	12.95%
Class A Shares without sales load	28.64%	12.64%	13.59%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,319,458,987
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,246,564
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,319,458,987 Number of Investments49 Portfolio Turnover18% Total Advisory Fees Paid$8,246,564
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000055073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class C Shares
Trading Symbol	KLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$213	1.87%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,956	$10,424	$10,228	$9,992
10/31/2017	$12,241	$12,924	$13,267	$12,652
10/31/2018	$13,054	$13,776	$14,688	$13,738
10/31/2019	$15,907	$15,635	$17,200	$15,722
10/31/2020	$18,963	$17,222	$22,226	$19,623
10/31/2021	$24,741	$24,782	$31,830	$27,393
10/31/2022	$17,156	$20,688	$24,001	$19,566
10/31/2023	$18,949	$22,422	$28,549	$22,262
10/31/2024	$26,113	$30,910	$41,044	$31,414
10/31/2025	$33,593	$37,343	$53,572	$39,382

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	26.81%	11.77%	12.88%
Class C Shares without sales load	27.60%	11.77%	12.88%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,319,458,987
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,246,564
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,319,458,987 Number of Investments49 Portfolio Turnover18% Total Advisory Fees Paid$8,246,564
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000138433
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R6 Shares
Trading Symbol	KLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,069	$10,424	$10,228	$9,992
10/31/2017	$12,515	$12,924	$13,267	$12,652
10/31/2018	$13,490	$13,776	$14,688	$13,738
10/31/2019	$16,615	$15,635	$17,200	$15,722
10/31/2020	$20,025	$17,222	$22,226	$19,623
10/31/2021	$26,404	$24,782	$31,830	$27,393
10/31/2022	$18,514	$20,688	$24,001	$19,566
10/31/2023	$20,676	$22,422	$28,549	$22,262
10/31/2024	$28,586	$30,910	$41,044	$31,414
10/31/2025	$36,885	$37,343	$53,572	$39,382

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	29.03%	12.99%	13.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,319,458,987
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,246,564
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,319,458,987 Number of Investments49 Portfolio Turnover18% Total Advisory Fees Paid$8,246,564
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000055075
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Institutional Shares
Trading Symbol	KLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,058	$10,424	$10,228	$9,992
10/31/2017	$12,502	$12,924	$13,267	$12,652
10/31/2018	$13,467	$13,776	$14,688	$13,738
10/31/2019	$16,574	$15,635	$17,200	$15,722
10/31/2020	$19,964	$17,222	$22,226	$19,623
10/31/2021	$26,309	$24,782	$31,830	$27,393
10/31/2022	$18,436	$20,688	$24,001	$19,566
10/31/2023	$20,572	$22,422	$28,549	$22,262
10/31/2024	$28,429	$30,910	$41,044	$31,414
10/31/2025	$36,657	$37,343	$53,572	$39,382

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	28.94%	12.92%	13.87%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,319,458,987
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,246,564
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,319,458,987 Number of Investments49 Portfolio Turnover18% Total Advisory Fees Paid$8,246,564
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000055074
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R Shares
Trading Symbol	KLCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$168	1.47%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,995	$10,424	$10,228	$9,992
10/31/2017	$12,340	$12,924	$13,267	$12,652
10/31/2018	$13,210	$13,776	$14,688	$13,738
10/31/2019	$16,153	$15,635	$17,200	$15,722
10/31/2020	$19,340	$17,222	$22,226	$19,623
10/31/2021	$25,323	$24,782	$31,830	$27,393
10/31/2022	$17,630	$20,688	$24,001	$19,566
10/31/2023	$19,564	$22,422	$28,549	$22,262
10/31/2024	$26,853	$30,910	$41,044	$31,414
10/31/2025	$34,417	$37,343	$53,572	$39,382

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	28.17%	12.22%	13.16%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,319,458,987
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 8,246,564
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,319,458,987 Number of Investments49 Portfolio Turnover18% Total Advisory Fees Paid$8,246,564
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026733
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class A Shares
Trading Symbol	FKASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$9,449	$10,000	$10,000	$10,000
10/31/2016	$9,664	$10,424	$9,951	$10,028
10/31/2017	$13,252	$12,924	$13,036	$12,921
10/31/2018	$15,645	$13,776	$13,574	$13,960
10/31/2019	$18,451	$15,635	$14,443	$14,884
10/31/2020	$23,009	$17,222	$16,374	$17,402
10/31/2021	$32,470	$24,782	$22,670	$25,138
10/31/2022	$20,648	$20,688	$16,771	$18,140
10/31/2023	$19,449	$22,422	$15,492	$16,852
10/31/2024	$25,069	$30,910	$21,145	$22,526
10/31/2025	$28,007	$37,343	$25,121	$25,114

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	5.58%	2.84%	10.85%
Class A Shares without sales load	11.72%	4.01%	11.48%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,314,626,100
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 26,019,320
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,314,626,100 Number of Investments157 Portfolio Turnover38% Total Advisory Fees Paid$26,019,320
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026735
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class C Shares
Trading Symbol	FKCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$210	1.99%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,170	$10,424	$9,951	$10,028
10/31/2017	$13,870	$12,924	$13,036	$12,921
10/31/2018	$16,278	$13,776	$13,574	$13,960
10/31/2019	$19,075	$15,635	$14,443	$14,884
10/31/2020	$23,638	$17,222	$16,374	$17,402
10/31/2021	$33,159	$24,782	$22,670	$25,138
10/31/2022	$20,957	$20,688	$16,771	$18,140
10/31/2023	$19,613	$22,422	$15,492	$16,852
10/31/2024	$25,281	$30,910	$21,145	$22,526
10/31/2025	$28,244	$37,343	$25,121	$25,114

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	9.99%	3.36%	10.94%
Class C Shares without sales load	10.99%	3.36%	10.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,314,626,100
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 26,019,320
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,314,626,100 Number of Investments157 Portfolio Turnover38% Total Advisory Fees Paid$26,019,320
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000164583
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	FKAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,266	$10,424	$9,951	$10,028
10/31/2017	$14,140	$12,924	$13,036	$12,921
10/31/2018	$16,773	$13,776	$13,574	$13,960
10/31/2019	$19,868	$15,635	$14,443	$14,884
10/31/2020	$24,894	$17,222	$16,374	$17,402
10/31/2021	$35,293	$24,782	$22,670	$25,138
10/31/2022	$22,551	$20,688	$16,771	$18,140
10/31/2023	$21,336	$22,422	$15,492	$16,852
10/31/2024	$27,627	$30,910	$21,145	$22,526
10/31/2025	$31,004	$37,343	$25,121	$25,114

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference*	12.22%	4.49%	11.98%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,314,626,100
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 26,019,320
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,314,626,100 Number of Investments157 Portfolio Turnover38% Total Advisory Fees Paid$26,019,320
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000195257
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R6 Shares
Trading Symbol	FKALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,227	$10,424	$9,951	$10,028
10/31/2017	$14,033	$12,924	$13,036	$12,921
10/31/2018	$16,648	$13,776	$13,574	$13,960
10/31/2019	$19,723	$15,635	$14,443	$14,884
10/31/2020	$24,713	$17,222	$16,374	$17,402
10/31/2021	$35,037	$24,782	$22,670	$25,138
10/31/2022	$22,389	$20,688	$16,771	$18,140
10/31/2023	$21,183	$22,422	$15,492	$16,852
10/31/2024	$27,435	$30,910	$21,145	$22,526
10/31/2025	$30,793	$37,343	$25,121	$25,114

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	12.24%	4.50%	11.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,314,626,100
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 26,019,320
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,314,626,100 Number of Investments157 Portfolio Turnover38% Total Advisory Fees Paid$26,019,320
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026736
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R Shares
Trading Symbol	FKKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,235	$10,424	$9,951	$10,028
10/31/2017	$14,039	$12,924	$13,036	$12,921
10/31/2018	$16,584	$13,776	$13,574	$13,960
10/31/2019	$19,563	$15,635	$14,443	$14,884
10/31/2020	$24,409	$17,222	$16,374	$17,402
10/31/2021	$34,452	$24,782	$22,670	$25,138
10/31/2022	$21,913	$20,688	$16,771	$18,140
10/31/2023	$20,648	$22,422	$15,492	$16,852
10/31/2024	$26,613	$30,910	$21,145	$22,526
10/31/2025	$29,746	$37,343	$25,121	$25,114

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	11.77%	4.03%	11.52%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,314,626,100
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 26,019,320
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,314,626,100 Number of Investments157 Portfolio Turnover38% Total Advisory Fees Paid$26,019,320
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026743
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	FGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$9,451	$10,000	$10,000	$10,000
10/31/2016	$9,255	$10,424	$10,040	$9,907
10/31/2017	$12,050	$12,924	$12,675	$12,496
10/31/2018	$13,187	$13,776	$13,454	$13,144
10/31/2019	$14,953	$15,635	$16,001	$14,976
10/31/2020	$17,655	$17,222	$19,382	$18,094
10/31/2021	$26,320	$24,782	$27,024	$25,773
10/31/2022	$19,417	$20,688	$19,204	$18,130
10/31/2023	$20,654	$22,422	$19,847	$18,041
10/31/2024	$30,449	$30,910	$27,522	$24,251
10/31/2025	$37,263	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	15.66%	14.81%	14.06%
Class A Shares without sales load	22.38%	16.11%	14.70%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,356,775,713
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 24,934,922
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,356,775,713 Number of Investments126 Portfolio Turnover78% Total Advisory Fees Paid$24,934,922
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Material Fund Change [Text Block]
C000026745
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	FGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$214	1.93%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,722	$10,424	$10,040	$9,907
10/31/2017	$12,566	$12,924	$12,675	$12,496
10/31/2018	$13,643	$13,776	$13,454	$13,144
10/31/2019	$15,354	$15,635	$16,001	$14,976
10/31/2020	$17,991	$17,222	$19,382	$18,094
10/31/2021	$26,611	$24,782	$27,024	$25,773
10/31/2022	$19,472	$20,688	$19,204	$18,130
10/31/2023	$20,551	$22,422	$19,847	$18,041
10/31/2024	$30,298	$30,910	$27,522	$24,251
10/31/2025	$37,079	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	20.44%	15.21%	14.00%
Class C Shares without sales load	21.44%	15.21%	14.00%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,356,775,713
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 24,934,922
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,356,775,713 Number of Investments126 Portfolio Turnover78% Total Advisory Fees Paid$24,934,922
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Material Fund Change [Text Block]
C000082649
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,819	$10,424	$10,040	$9,907
10/31/2017	$12,816	$12,924	$12,675	$12,496
10/31/2018	$14,055	$13,776	$13,454	$13,144
10/31/2019	$15,986	$15,635	$16,001	$14,976
10/31/2020	$18,937	$17,222	$19,382	$18,094
10/31/2021	$28,305	$24,782	$27,024	$25,773
10/31/2022	$20,946	$20,688	$19,204	$18,130
10/31/2023	$22,340	$22,422	$19,847	$18,041
10/31/2024	$33,039	$30,910	$27,522	$24,251
10/31/2025	$40,558	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	22.76%	16.45%	15.03%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,356,775,713
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 24,934,922
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,356,775,713 Number of Investments126 Portfolio Turnover78% Total Advisory Fees Paid$24,934,922
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Material Fund Change [Text Block]
C000043493
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	FGSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,758	$10,424	$10,040	$9,907
10/31/2017	$12,738	$12,924	$12,675	$12,496
10/31/2018	$13,970	$13,776	$13,454	$13,144
10/31/2019	$15,887	$15,635	$16,001	$14,976
10/31/2020	$18,820	$17,222	$19,382	$18,094
10/31/2021	$28,139	$24,782	$27,024	$25,773
10/31/2022	$20,824	$20,688	$19,204	$18,130
10/31/2023	$22,215	$22,422	$19,847	$18,041
10/31/2024	$32,856	$30,910	$27,522	$24,251
10/31/2025	$40,332	$37,343	$32,914	$27,614

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	22.75%	16.47%	14.96%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 5,356,775,713
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 24,934,922
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,356,775,713 Number of Investments126 Portfolio Turnover78% Total Advisory Fees Paid$24,934,922
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Material Fund Change [Text Block]